Redeemable shares with other preferential rights (Details)	Feb. 26, 2020 item shares
Series A preferred shares
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number Of Shares Subscribed By Investor | shares	58,833,418
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Number of investors | item	2
MINISO Guangzhou | Hillhouse
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%
MINISO Guangzhou | Tencent
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Equity interest acquired	5.3763%